UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21575

Bryce Capital Funds               Bryce Capital Value Series

(Exact name of registrant as specified in charter)

2 Thornell Road,	Pittsford, NY	14534

(Address of principal executive offices)		(Zip code)

Dennis Lohouse, Bryce Capital Funds, 2 Thornell Rd., Pittsford, NY 14534

(Name and address of agent for service)

Registrant’s telephone number, including area code:	585-381-2990

Date of fiscal year end:	6/30

Date of reporting period:	9/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SIGNATURES
EX-99.CERT President & Treasurer Certification

Item 1. Schedule of Investments.

Bryce Capital Funds
Bryce Capital Value Series
Schedule of Investments (unaudited)
September 30, 2004

Shares		Security Description	Value
COMMON STOCKS - 95.6%

Industrials - 7.8%
	155	American Standard Companies+	$6,031
	150	Armor Holdings+	6,241
	105	Curtiss Wright	6,009
	55	United Technologies	5,136

			23,417

Consumer Discretionary - 15.9%
	165	American Eagle Outfitters	6,080
	140	CVS Corporation	5,898
	230	Claire's Stores	5,759
	145	Costco	6,019
	185	Eastman Kodak	5,961
	215	Legget & Platt	6,041
	100	Michaels Stores Inc	5,921
	110	Polaris Industries	6,140

			47,819

Consumer Staples - 2.0%
	185	Chattem Inc.+	5,966

Energy - 7.9%
	105	Ashland Inc.	5,888
	170	Cal Dive International+	6,055
	70	Conocophillips	5,799
	105	Precision Drilling+	6,037

			23,779

Shares		Security Description	Value

Financials - 27.9%
	75	Ambac Financial Group	5,996
	275	Americredit Corp.+	5,742
	205	Bank United+	5,976
	65	Bear Stearns	6,251
	130	Brown & Brown Inc.	5,941
	170	Cathay General Bancorp	6,322
	140	Corus Bankshares	6,038
	145	Doral Financial	6,013
	165	Indymac Bancorp	5,973
	135	North Fork Bancorp	6,001
	155	R&G Financial	5,991
	205	US Bancorp Delaware	5,924
	125	WFS Financial Inc.	5,819
	250	World Acceptance Corp+	5,812

			83,799

Health Care - 13.8%
	125	Biosite Inc.+	6,120
	105	C R Bard	5,946
	105	Genzyme General Division+	5,713
	300	IVAX Corp.+	5,745
	285	Perrigo	5,857
	70	Qwest Diagnostics	6,175
	80	UnitedHealth Group+	5,899

			41,455

Materials - 6.1%
	215	Century Aluminum+	5,962
	175	Gibralter Industries	6,328
	195	Headwaters Inc+	6,018

			18,308

Transportation - 4.0%
	280	Knight Transportation+	5,998
	130	Ryder Systems	6,115

			12,113

Shares		Security Description	Value

Information Technology - 8.2%
	365	AGILYSYS INC	6,311
	340	Motorola Inc.	6,134
	265	Satyam Computer	6,127
	95	Scansource+	6,061

			24,633

Telecommunication Services - 2.0%
	110	Alltel Corp.	6,040

TOTAL COMMON STOCKS (COST $284,841)			287,329

PRINCIPAL

TOTAL INVESTMENTS IN SECURITIES - 95.6%
(cost $298,274)*			287,329
Other Assets and Liabilities, Net - 4.4%			13,434

TOTAL NET ASSETS - 100.0%			$300,763

+ Non-income producing security

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation			$4,771
Gross Unrealized Depreciation			($2,282)

Net Unrealized Appreciation (Depreciation)			$2,489

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/	Edmond D. Sheidlower

Edmond D. Sheidlower, President

Date	11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/	Edmond D. Sheidlower

Edmond D. Sheidlower, President

Date	11/29/04

By (Signature and Title)

*/s/	Dennis E. Lohouse

Dennis E. Lohouse, CFA, Treasurer

Date	11/29/04